Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

May 4, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Manning & Napier Funds, Inc. (the “Company”)
File Nos. 2-92633 and 811-04087

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Company’s Prospectus for the (i) Small Cap Series, Classes A, B, Z, D and E; (ii) Commodity Series; (iii) Technology Series; (iv) International Series; (v) Life Sciences Series; (vi) World Opportunities Series, Classes A, B, Z, D and E; (vii) High Yield Bond Series; (viii) Global Fixed Income Series; (ix) Financial Services Series; (x) Core Bond Series; (xi) Core Plus Bond Series; (xii) Real Estate Series; (xiii) Diversified Tax Exempt Series; (xiv) New York Tax Exempt Series; (xv) Ohio Tax Exempt Series; and (xvi) Statement of Additional Information for all Series in the Company with a December 31 fiscal year end each dated May 1, 2011 do not differ from those contained in Post-Effective Amendment No. 88 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 28, 2011 (Accession #: 0001193125-11-114761).

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/Amy J. Williams